June 30, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	IndexIQ ETF Trust (Registration Nos.: 333-152915 and 811-22227)

Dear Sir/Madam:

On behalf of IndexIQ ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 216 and under the Investment Company Act of 1940, as amended, Amendment No. 218 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to IQ CBRE NextGen Real Estate ETF (formerly, IQ U.S. Real Estate Small Cap ETF), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:	Jomil M. Guerrero
Barry Pershkow, Chapman and Cutler LLP